INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 1,043	$ (38,090)
Other comprehensive income (loss):
Change in foreign currency translation	(97)	419
Cash Flow Hedge:
Unrealized gain (loss) from cash-flow hedges, net of taxes	(247)	548
Less: reclassification adjustment for net losses (gains) included in net income	55	(386)
Net change	(192)	162
Other comprehensive income:	(289)	581
Comprehensive Income (Loss)	$ 754	$ (37,509)